FSB Bancorp, Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
FSB Bancorp, Inc. (Parent Company Only) Financial Information

Note 15 - FSB Bancorp, Inc. (Parent Company Only) Financial Information (Restated)

 Balance Sheets

	December 31
	2017	2016
	(In Thousands)

Assets
Cash and cash equivalents	$1,717	$2,881
Investment in banking subsidiary	29,008	28,526
ESOP loan receivable	365	398
Total Assets	$31,090	$31,805

Liabilities and Stockholders’ Equity

Total Liabilities	$34	$30

Stockholders’ Equity	31,056	31,775

Total Liabilities and Stockholders’ Equity	$31,090	$31,805

Statements of Income

	Year Ended December 31
	2017	2016
	(In Thousands)

Interest Income	$29	$20
Other Expense	(301)	(89)
Equity in undistributed earnings of banking subsidiary	483	923

Net Income	$211	$854

Statements of Cash Flows

	Year Ended December 31
	2017	2016
	(In Thousands)

Cash flows from operating activities
Net income	$211	$854
Adjustments to reconcile net income to net cash flows from operating activities
Equity in undistributed earnings of banking subsidiary	(483)	(923)
Stock based compensation	133	-
Decrease in accrued interest receivable	-	8
Net increase in other liabilities	4	-
Net cash flows from operating activities	(135)	(61)

Cash flows from investing activities
Proceeds to banking subsidiary	-	(7,300)
Proceeds from maturities and calls of securities available-for-sale	-	1,000
Payments received on ESOP loan	33	33
Net cash flows from investing activities	33	(6,267)

Cash flows from financing activities
Proceeds from stock conversion and offering	-	8,944
Purchase of common stock	(1,062)	-
Net cash flows from financing activities	(1,062)	8,944

Net (decrease) increase in cash and cash equivalents	(1,164)	2,616
Cash and cash equivalents - beginning	2,881	265

Cash and cash equivalents - ending	$1,717	$2,881